Filed with the Securities and Exchange Commission on May 13, 2011

1933 Act Registration File No. 002-14290
1940 Act File No. 811-00802

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 67	☒

(Check appropriate box or boxes.)

MAIRS AND POWER GROWTH FUND, INC.
(Exact Name of Registrant as Specified in Charter)

W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN  55101-1363
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (651) 222-8478

William B. Frels, President
W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN  55101-1363
(Name and Address of Agent for Service)

with copies to:
James D. Alt, Esq.
Dorsey & Whitney LLP
Suite 1500, 50 South Sixth Street
Minneapolis, MN  55402-1498

 It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 67 to the Mairs and Power Growth Fund, Inc. (the “Fund”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Fund’s PEA No. 66 on Form N-1A filed April 29, 2011.  This PEA No. 67 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in PEA No. 66 to the Fund’s Registration Statement.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Fund certifies that this Post-Effective Amendment No. 67 meets all of the requirements for effectiveness under Rule 485(b) and the Fund has duly caused this Post-Effective Amendment No. 67 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and State of Minnesota, on the 13th day of May, 2011.

MAIRS AND POWER GROWTH FUND, INC.

By:  /s/ William B. Frels
William B. Frels
 President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 67 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ William B. Frels*	President and Director (principal Executive Officer)	May 13, 2011
William B. Frels

/s/ Lisa J. Hartzell*	Treasurer (principal Financial and Accounting	May 13, 2011
Lisa J. Hartzell	Officer)

/s/ Norbert J. Conzemius	Director	May 13, 2011
Norbert J. Conzemius

/s/ Mary Schmid Daugherty	Director	May 13, 2011
Mary Schmid Daugherty

/s/ Bert J. McKasy	Director	May 13, 2011
Bert J. McKasy

/s/ Charles M. Osborne	Director	May 13, 2011
Charles M. Osborne

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE